GOODWILL AND INTANGIBLE ASSETS, NET (Details Textual) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Research and Development Expense	$ 78,222	$ 105,145	$ 16,715
Intangible Assets Controlled by Entity but not Recognised	$ 41,690	$ 23,180	$ 16,217